Property and Equipment and Investment Properties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Property Plant And Equipment And Investment Property [Abstract]
Disclosure Of Detailed Information About Property Plant And Equipment Explanatory
14.1.1 Details of property and equipment as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,416,730	￦	—	￦	(4)	￦	2,416,726
Buildings		2,426,317		(839,137)		(5,747)		1,581,433
Leasehold improvements		1,020,095		(943,711)		—		76,384
Equipment and vehicles		2,070,374		(1,766,036)		—		304,338
Construction in-progress		28,045		—		—		28,045
Right-of-use assets		1,440,686		(856,145)		—		584,541

	￦	9,402,247	￦	(4,405,029)	￦	(5,751)	￦	4,991,467

	December 31, 2023
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,442,186	￦	—	￦	(4)	￦	2,442,182
Buildings		2,449,394		(899,839)		(5,747)		1,543,808
Leasehold improvements		1,052,550		(976,520)		—		76,030
Equipment and vehicles		2,027,842		(1,774,850)		—		252,992
Construction in-progress		56,971		—		—		56,971
Right-of-use assets		1,608,541		(1,034,825)		—		573,716

	￦	9,637,484	￦	(4,686,034)	￦	(5,751)	￦	4,945,699

14.1.2 Changes in property and equipment for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning		Acquisition		Transfer 1		Disposal		Depreciation 2		Business combination		Others		Ending

	(In millions of Korean won)
Land	￦	2,548,181	￦	678	￦	(117,290)	￦	(7,223)	￦	—	￦	—	￦	(7,620)	￦	2,416,726
Buildings		1,676,657		12,867		(39,460)		(7,860)		(66,044)		—		5,273		1,581,433
Leasehold improvements		88,251		12,533		36,379		(455)		(60,129)		8		(203)		76,384
Equipment and vehicles		311,183		159,109		1,899		(1,795)		(170,529)		30		4,441		304,338
Construction in-progress		39,579		110,378		(121,306)		(397)		—		—		(209)		28,045
Right-of-use assets		576,047		682,393		(2,640)		(416,712)		(296,509)		—		41,962		584,541

	￦	5,239,898	￦	977,958	￦	(242,418)	￦	(434,442)	￦	(593,211)	￦	38	￦	43,644	￦	4,991,467

	2023
	Beginning		Acquisition		Transfer 1		Disposal		Depreciation 2		Business combination		Others		Ending
	(In millions of Korean won)
Land	￦	2,416,726	￦	51,324	￦	3,501	￦	(2,074)	￦	—	￦	6,585	￦	(33,880)	￦	2,442,182
Buildings		1,581,433		28,344		22,976		(543)		(66,062)		677		(23,017)		1,543,808
Leasehold improvements		76,384		8,390		41,522		(170)		(52,555)		2		2,457		76,030
Equipment and vehicles		304,338		113,823		(14)		(1,217)		(164,724)		3,206		(2,420)		252,992
Construction in-progress		28,045		143,439		(89,168)		—		—		—		(25,345)		56,971
Right-of-use assets		584,541		556,043		(9,735)		(239,365)		(299,599)		672		(18,841)		573,716

	￦	4,991,467	￦	901,363	￦	(30,918)	￦	(243,369)	￦	(582,940)	￦	11,142	￦	(101,046)	￦	4,945,699

1	Includes transfers with investment properties and assets held for sale.
2
Includes depreciation expenses amounting to ￦ 62,256 million and ￦ 62,098 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2022 and 2023, respectively.

14.1.3 Changes in accumulated impairment losses of property and equipment for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning	Impairment		Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of property and equipment	￦ (5,751)	￦	—	￦	—	￦	—	￦ (5,751)

	2023
	Beginning	Impairment		Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of property and equipment	￦ (5,751)	￦	—	￦	—	￦	—	￦ (5,751)

Disclosure Of Detailed Information About Investment Property Explanatory
14.2.1 Details of investment properties as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	1,496,007	￦	—	￦	(478)	￦	1,495,529
Buildings		1,783,438		(125,428)		(5,199)		1,652,811

	￦	3,279,445	￦	(125,428)	￦	(5,677)	￦	3,148,340

	December 31, 2023
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,237,030	￦	—	￦	(486)	￦	2,236,544
Buildings		2,027,919		(149,390)		(5,289)		1,873,240

	￦	4,264,949	￦	(149,390)	￦	(5,775)	￦	4,109,784

14.2.3 Changes in investment properties for the years ended December 31, 2022 and 2023, are as follows:

	2022
	Beginning		Acquisition		Transfer*		Disposal		Depreciation		Others		Ending
	(In millions of Korean won)
Land	￦	1,577,353	￦	387,282	￦	(64,630)	￦	(414,335)	￦	—	￦	9,859	￦	1,495,529
Buildings		937,591		880,545		(62,186)		(153,562)		(38,156)		88,579		1,652,811

	￦	2,514,944	￦	1,267,827	￦	(126,816)	￦	(567,897)	￦	(38,156)	￦	98,438	￦	3,148,340

	2023
	Beginning		Acquisition		Transfer*		Disposal		Depreciation		Others		Ending
	(In millions of Korean won)
Land	￦	1,495,529	￦	1,062,748	￦	(3,080)	￦	(268,800)	￦	—	￦	(49,853)	￦	2,236,544
Buildings		1,652,811		456,680		1,190		(162,854)		(48,790)		(25,797)		1,873,240

	￦	3,148,340	￦	1,519,428	￦	(1,890)	￦	(431,654)	￦	(48,790)	￦	(75,650)	￦	4,109,784

*	Includes transfers with property and equipment and assets held for sale.

Schedule Of Fair Value Of Investment Property
14.2.2 Valuation techniques and inputs used to measure the fair value of investment properties as of December 31, 2023, are as follows:

December 31, 2023
	Fair value		Valuation techniques	Inputs
(In millions of Korean won)
Land and buildings	￦	214,067	Cost approach method	- Price per square meter - Replacement cost
		2,463,969	Market comparison method	- Price per square meter
		686,260	Discounted cash flow method	- Prospective rental market growth rate - Period of vacancy - Rental ratio - Discount rate and others
		237,900	Income approach method	- Discount rate - Capitalization rate - Vacancy rate

Fair value of investment properties amounts to ￦ 3,469,903 million and ￦ 3,602,196 million as of December 31, 2022 and 2023, respectively. Investment properties are measured by qualified independent appraisers with recent experience in valuing similar properties in the same area. In addition, all investment properties are classified as Level 3 in accordance with fair value hierarchy in Note 6.1.2.
Rental income from above investment properties amounts to ￦ 136,493 million and ￦ 134,250 million for the years ended December 31, 2022 and 2023, respectively.